Derivative Instruments Disclosures (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	$ 301,899	$ 1,166,626	$ 976,962
Net unrealized loss on open forward currency contracts	(129,502)	5,443	48,214
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	301,899	1,166,626	976,962
Net unrealized loss on open forward currency contracts	(129,502)	5,443	48,214
Not Designated as Hedging Instrument | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(104,852)	189,122	291,028
Not Designated as Hedging Instrument | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	240,157	312,547	405,633
Not Designated as Hedging Instrument | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	105,673	(3,412)	15,473
Not Designated as Hedging Instrument | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(152,548)	616,850	377,148
Not Designated as Hedging Instrument | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	93,880	38,782	45,501
Not Designated as Hedging Instrument | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	119,589	12,737	(157,821)
Not Designated as Hedging Instrument | Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(824,717)	(707,725)	(1,330,283)
Net unrealized loss on open forward currency contracts	(168,945)	(44,163)	(180,234)
Not Designated as Hedging Instrument | Liabilities | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(201,021)	(61,593)	(48,625)
Not Designated as Hedging Instrument | Liabilities | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(86,212)	(53,788)	(191,541)
Not Designated as Hedging Instrument | Liabilities | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(13,696)	(51,548)	(116,020)
Not Designated as Hedging Instrument | Liabilities | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(254,900)	(1,190)	(269,653)
Not Designated as Hedging Instrument | Liabilities | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(141,058)	(181,905)	(300,045)
Not Designated as Hedging Instrument | Liabilities | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(127,830)	(357,701)	(404,399)
Not Designated as Hedging Instrument | Assets
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	1,126,616	1,874,351	2,307,245
Net unrealized loss on open forward currency contracts	39,443	49,606	228,448
Not Designated as Hedging Instrument | Assets | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	96,169	250,715	339,653
Not Designated as Hedging Instrument | Assets | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	326,369	366,335	597,174
Not Designated as Hedging Instrument | Assets | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	119,369	48,136	131,493
Not Designated as Hedging Instrument | Assets | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	102,352	618,040	646,801
Not Designated as Hedging Instrument | Assets | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	234,938	220,687	345,546
Not Designated as Hedging Instrument | Assets | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	$ 247,419	$ 370,438	$ 246,578